Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	960,675,269.79	45,700
Yield Supplement Overcollateralization Amount 01/31/20	38,429,669.34	0
Receivables Balance 01/31/20	999,104,939.13	45,700
Principal Payments	28,975,651.34	708
Defaulted Receivables	1,313,662.04	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	36,772,666.12	0
Pool Balance at 02/29/20	932,042,959.63	44,942

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.08%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	6,450,555.17	286
Past Due 61-90 days	1,712,710.52	73
Past Due 91-120 days	425,367.41	21
Past Due 121+ days	0.00	0
Total	8,588,633.10	380

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.89%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	658,572.04
Aggregate Net Losses/(Gains) - February 2020	655,090.00
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.79%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.21%
Third Prior Net Losses Ratio	0.16%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	10,718,494.04
Actual Overcollateralization	10,718,494.04
Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	6.44%
Weighted Average Remaining Term	57.47

Flow of Funds	$ Amount

Collections	33,301,361.58
Investment Earnings on Cash Accounts	12,417.28
Servicing Fee	(832,587.45)
Transfer to Collection Account	-
Available Funds	32,481,191.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,439,785.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,384,544.56
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,718,494.04
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,646,566.87

Total Distributions of Available Funds	32,481,191.41

Servicing Fee	832,587.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 02/18/20	949,627,504.19
Principal Paid	28,303,038.60
Note Balance @ 03/16/20	921,324,465.59

Class A-1
Note Balance @ 02/18/20	109,717,504.19
Principal Paid	28,303,038.60
Note Balance @ 03/16/20	81,414,465.59
Note Factor @ 03/16/20	34.3057752%

Class A-2a
Note Balance @ 02/18/20	309,240,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	309,240,000.00
Note Factor @ 03/16/20	100.0000000%

Class A-2b
Note Balance @ 02/18/20	65,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	65,000,000.00
Note Factor @ 03/16/20	100.0000000%

Class A-3
Note Balance @ 02/18/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	336,770,000.00
Note Factor @ 03/16/20	100.0000000%

Class A-4
Note Balance @ 02/18/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	80,300,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	32,400,000.00
Note Factor @ 03/16/20	100.0000000%

Class C
Note Balance @ 02/18/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	16,200,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,531,585.94
Total Principal Paid	28,303,038.60
Total Paid	29,834,624.54

Class A-1
Coupon	1.90481%
Interest Paid	156,743.25
Principal Paid	28,303,038.60
Total Paid to A-1 Holders	28,459,781.85

Class A-2a
Coupon	1.96000%
Interest Paid	505,092.00
Principal Paid	0.00
Total Paid to A-2a Holders	505,092.00

Class A-2b
One-Month Libor	1.65825%
Coupon	1.88825%
Interest Paid	92,052.19
Principal Paid	0.00
Total Paid to A-2b Holders	92,052.19

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4217817
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.2739049
Total Distribution Amount	27.6956866

A-1 Interest Distribution Amount	0.6604721
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	119.2610762
Total A-1 Distribution Amount	119.9215483

A-2a Interest Distribution Amount	1.6333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.6333333

A-2b Interest Distribution Amount	1.4161875
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.4161875

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	48.92
Noteholders' Third Priority Principal Distributable Amount	572.38
Noteholders' Principal Distributable Amount	378.70

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	2,699,840.43
Investment Earnings	3,639.38
Investment Earnings Paid	(3,639.38)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43